Intangible Assets - Summary of Sensitivity Analyses of Recoverable Amount of CGU (Detail)	12 Months Ended
Dec. 31, 2021
Impact of 95.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	95.00%
Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	97.50%
Impact of 100.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	100.00%
Discount rate at 13.4% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	13.40%
Discount rate at 13.4% [member] | Impact of 95.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	9.00%
Discount rate at 13.4% [member] | Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	2.00%
Discount rate at 14.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.00%
Discount rate at 14.0% [member] | Impact of 95.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	18.00%
Discount rate at 14.0% [member] | Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.00%
Discount rate at 14.0% [member] | Impact of 100.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	10.00%
Discount rate at 14.7% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.70%
Discount rate at 14.7% [member] | Impact of 95.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	26.00%
Discount rate at 14.7% [member] | Impact of 97.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	22.00%
Discount rate at 14.7% [member] | Impact of 100.0% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	19.00%